Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent events
Subsequent events
13.	Subsequent events

The Company has evaluated subsequent events for financial statement purposes occurring through November 13, 2023, the date when these financial statements are available to be issued and noted that there are no subsequent events requiring disclosure in these condensed financial statements.

14.Subsequent events

The Company has evaluated subsequent events for financial statement purposes occurring through March 24, 2023, the date when these financial statements are available to be issued and July 9, 2023 for the reverse stock split referenced below. No material subsequent events have occurred that require disclosure, except those referenced below.

The Company’s board of directors approved a one-for-79.4784 reverse stock split of its issued and outstanding common stock, effective on July 7, 2023. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment in lieu of receiving fractional shares. Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the effects of the reverse stock split. Shares of common stock underlying outstanding stock options and common stock warrants were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s preferred stock were proportionately reduced and the respective conversion prices were proportionately increased.